Note 14 - Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014
Weighted average expected life in years	5.0	5.5
Weighted average risk free interest rate	1.51%	1.81%
Weighted average volatility	121.9%	138.0%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

	2014	2013
Weighted average expected life in years	5.4	4.3
Weighted average risk free interest rate	1.81%	0.73%
Weighted average volatility	136.11%	149.85%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
Unrecognized
Compensation
Years ending December 31,	Cost

2015	$47,994
2016	7,333
Total	$55,327

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding as of December 31, 2014	7,206,830	$1.31
Granted	-	$-
Exercised	-	$-
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of March 31, 2015	7,206,830	$1.31
Granted	100,000	$0.55
Exercised	-	$-
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of June 30, 2015	7,306,830	$1.30
Granted	1,500,000	$0.51
Exercised	-	$-
Cancelled	-	$-
Forfeited or expired	(872,759)	$0.36
Outstanding as of September 30, 2015	7,934,071	$1.25

Exercisable	7,734,069	$1.28

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2012	5,229,330	$2.25
Granted	4,693,644	$0.36
Exercised	(108,334)	$0.35
Cancelled	(1,113,644)	$2.92
Forfeited or expired	(334,166)	$1.15
Outstanding at December 31, 2013	8,366,830	$1.17
Granted	1,050,000	$0.55
Exercised	(60,000)	$0.21
Cancelled	-	$-
Forfeited or expired	(2,150,000)	$0.41
Outstanding at December 31, 2014	7,206,830	$1.31

Vested and exercisable at December 31, 2014	6,292,288	$1.45

Schedule of Other Share-based Compensation, Activity [Table Text Block]
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding as of December 31, 2014	914,542	$0.37
Granted	-	$-
Vested	(631,208)	$0.35
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of March 31, 2015	283,334	$0.43
Granted	100,000	$0.55
Vested	(141,666)	$0.55
Cancelled	-	$-
Forfeited or expired	-	$-
Outstanding as of June 30, 2015	241,668	$0.41
Granted	1,500,000	$0.51
Vested	(1,525,000)	$0.51
Cancelled	-	$-
Forfeited or expired	(16,666)	$0.55
Outstanding as of September 30, 2015	200,002	$0.38

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2012	508,750	$0.66
Granted	4,693,644	$0.36
Vested	(1,667,886)	$0.39
Cancelled	(43,750)	$2.87
Forfeited or expired	(236,666)	$0.50
Outstanding at December 31, 2013	3,254,092	$0.35
Granted	1,050,000	$0.55
Vested	(1,464,551)	$0.41
Cancelled	-	$-
Forfeited or expired	(1,924,999)	$0.39
Outstanding at December 31, 2014	914,542	$0.37